Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 242,598	€ 238,940
Savings accounts	399,779	382,066
Time deposits	127,386	98,599
Other	3,527	1,768
Customer deposits	€ 773,291	€ 721,373